Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000040834
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	Investor Class
Trading Symbol	TROSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Investor Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 25,559,923,000
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,559,923
Number of Portfolio Holdings	146

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	23.2%
Industrials & Business Services	19.4
Health Care	11.1
Information Technology	9.5
Consumer Discretionary	7.7
Consumer Staples	7.3
Materials	5.6
Energy	5.4
Communication Services	3.6
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.8%
Siemens	2.6
AstraZeneca	2.1
Unilever	2.0
Shell	1.8
TotalEnergies	1.8
Taiwan Semiconductor Manufacturing	1.8
Roche Holding	1.6
Novartis	1.4
Mitsubishi UFJ Financial Group	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159131
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	Advisor Class
Trading Symbol	PAEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Advisor Class	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 25,559,923,000
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,559,923
Number of Portfolio Holdings	146

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	23.2%
Industrials & Business Services	19.4
Health Care	11.1
Information Technology	9.5
Consumer Discretionary	7.7
Consumer Staples	7.3
Materials	5.6
Energy	5.4
Communication Services	3.6
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.8%
Siemens	2.6
AstraZeneca	2.1
Unilever	2.0
Shell	1.8
TotalEnergies	1.8
Taiwan Semiconductor Manufacturing	1.8
Roche Holding	1.6
Novartis	1.4
Mitsubishi UFJ Financial Group	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159132
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	I Class
Trading Symbol	TROIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - I Class	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 25,559,923,000
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,559,923
Number of Portfolio Holdings	146

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	23.2%
Industrials & Business Services	19.4
Health Care	11.1
Information Technology	9.5
Consumer Discretionary	7.7
Consumer Staples	7.3
Materials	5.6
Energy	5.4
Communication Services	3.6
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.8%
Siemens	2.6
AstraZeneca	2.1
Unilever	2.0
Shell	1.8
TotalEnergies	1.8
Taiwan Semiconductor Manufacturing	1.8
Roche Holding	1.6
Novartis	1.4
Mitsubishi UFJ Financial Group	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219339
Shareholder Report [Line Items]
Fund Name	Overseas Stock Fund
Class Name	Z Class
Trading Symbol	TRZSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 25,559,923,000
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	23.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,559,923
Number of Portfolio Holdings	146

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	23.2%
Industrials & Business Services	19.4
Health Care	11.1
Information Technology	9.5
Consumer Discretionary	7.7
Consumer Staples	7.3
Materials	5.6
Energy	5.4
Communication Services	3.6
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	2.8%
Siemens	2.6
AstraZeneca	2.1
Unilever	2.0
Shell	1.8
TotalEnergies	1.8
Taiwan Semiconductor Manufacturing	1.8
Roche Holding	1.6
Novartis	1.4
Mitsubishi UFJ Financial Group	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless